Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Unearned ESOP Shares	Common Stock	Additional Paid-In Capital	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss), Net of Tax	Treasury Stock
Beginning Balance at Dec. 31, 2010	$ 50,048	$ (1,447)	$ 48	$ 21,160	$ 770	$ 31,211	$ (550)	$ (1,144)
Net income	3,242					3,242
Other comprehensive income	2,581						2,581
Cash dividends on common stock ($0.13 and $0.03 per share for December 31, 2012 and 2011 respectively)	(186)					(186)
Treasury shares purchased, 18,637 shares	(134)							(134)
Items related to Conversion and stock offering:
ESOP shares earned, 22,486 and 11,930 shares for December 31, 2012 and 2011 respectively	81	90		(9)
Issuance of restricted stock awards			1	(1)
Stock awards and option expense	71			71
Ending Balance at Dec. 31, 2011	55,703	(1,357)	49	21,221	770	34,267	2,031	(1,278)
Net income	4,285					4,285
Other comprehensive income	333						333
Cash dividends on common stock ($0.13 and $0.03 per share for December 31, 2012 and 2011 respectively)	(807)					(807)
Items related to Conversion and stock offering:
Treasury stock retired pursuant to reorganization			(2)	(1,276)				1,278
Cancellation of LaPorte Savings Bank, Mutual Holding Company shares and fractional shares			(47)	47
Proceeds from stock offering 3,384,611 shares, net of expense of $1,267	26,344		62	26,282
Purchase of 270,768 shares by ESOP pursuant to reorganization	(2,241)	(2,241)
ESOP shares earned, 22,486 and 11,930 shares for December 31, 2012 and 2011 respectively	195	180		15
Stock awards and option expense	243			243
Ending Balance at Dec. 31, 2012	$ 84,055	$ (3,418)	$ 62	$ 46,532	$ 770	$ 37,745	$ 2,364